DERIVATIVES, Terminated Derivatives (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($) Aircraft	Dec. 31, 2015 USD ($) Aircraft Contract	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 Aircraft
Derivatives [Abstract]
Derivative liabilities		$ 19,327	$ 23,311	[1]
Flight Equipment Held For Operating Lease [Member]
Derivatives [Abstract]
Number of aircraft sold | Aircraft	6	12	8		10
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Number of contracts terminated | Contract		14
Loss associated with terminated contracts		$ (2,400)
Loss recognized into earnings		(1,100)
Derivative liabilities	$ 5,000	$ 19,300	$ 23,300

[1]	As restated